Prepaid expenses	9 Months Ended
Sep. 30, 2020
Prepaid expenses
Prepaid expenses	Note 12 – Prepaid expenses The increase in Prepaid expenses from DKK 30.8 million at December 31, 2019 to DKK 39.9 million at September 30, 2020 is mainly relating to periodical movements.